Reorganization and Fresh Start Accounting - Reorganization Adjustments to Accumulated Deficit (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reorganization, Chapter 11 [Line Items]
Gain on settlement of liabilities subject to compromise	$ 2,556,147
Professional fees and success fees	(15,017)
Write-off of unrecognized share-based compensation	(4,406)
Reorganization items, net	252,051	$ (9,014)	$ 0	$ (9,014)	$ (23,930)	$ 0	$ 0
Accumulated deficit	0		$ (21,454)		$ (1,070,683)	$ 2,907,776
Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Reorganization items, net	2,536,724
Accumulated deficit	3,374,323
Cancellation of Predecessor common stock and additional paid-in capital
Reorganization, Chapter 11 [Line Items]
Accumulated deficit	820,299
Cancellation of Predecessor cash and equity compensation plans
Reorganization, Chapter 11 [Line Items]
Accumulated deficit	2,183
Issuance of Successor warrants to Predecessor equity holders
Reorganization, Chapter 11 [Line Items]
Accumulated deficit	(1,807)
Deconsolidation of NHUK
Reorganization, Chapter 11 [Line Items]
Accumulated deficit	(222)
Recognition of recurring debt fees
Reorganization, Chapter 11 [Line Items]
Accumulated deficit	(75)
Tax impacts of reorganization
Reorganization, Chapter 11 [Line Items]
Accumulated deficit	$ 17,221